Income Taxes - Schedule of Reconciliation of the U.S. Federal Statutory Rate to Effect Income Tax Rate (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
		Aug. 16, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Tax statutory rate		1.00%					21.00%	21.00%
Income tax benefit at the federal statutory rate							$ (2,766,516)	$ (125,655)
Change in entity tax status	[1]							(1,088,171)
Change in tax rates							(21,329)
Nondeductible expenses							1,232,605	628,016
Return-to-provision adjustment							16,729
State taxes, net of federal benefit							(340,455)
Change in valuation allowance							2,487,466
Other								(22,690)
Income tax benefit				$ (418,114)		$ (699,484)	$ 608,500	$ (608,500)
Effective income tax rate		1.00%					(4.60%)	101.70%

[1]	See NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION